UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

August 31, 2006

1.805749.102

ISIG-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 75.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 34.1%
Fannie Mae:
4.5% 10/15/08	$ 6,347,000	$ 6,275,355
4.625% 1/15/08	47,000,000	46,665,172
4.75% 12/15/10	19,500,000	19,288,152
6.25% 2/1/11	575,000	598,655
6.375% 6/15/09	14,370,000	14,866,943
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,215,295
5% 9/18/09	3,245,000	3,245,889
5.375% 8/19/11	2,595,000	2,634,704
5.8% 9/2/08	11,605,000	11,740,291
Freddie Mac:
4.25% 7/15/09	4,868,000	4,766,429
5.875% 3/21/11	475,000	487,540
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,648,423
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	948,077	975,334
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		116,408,182
U.S. Treasury Inflation Protected Obligations - 11.3%
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	40,910,290	38,877,710
U.S. Treasury Obligations - 30.2%
U.S. Treasury Notes:
3.125% 9/15/08	21,000,000	20,340,474
3.375% 9/15/09	21,407,000	20,610,916
3.75% 5/15/08	29,638,000	29,119,335
4.375% 12/15/10	2,000,000	1,974,844
4.75% 3/31/11	19,000,000	19,034,143
4.875% 5/15/09 (a)	12,000,000	12,046,301
TOTAL U.S. TREASURY OBLIGATIONS		103,126,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $261,263,559)		258,411,905
U.S. Government Agency - Mortgage Securities - 10.9%
	Principal Amount	Value
Fannie Mae - 9.4%
3.744% 1/1/35 (b)	$ 99,665	$ 98,030
3.748% 12/1/34 (b)	61,638	60,581
3.757% 10/1/33 (b)	61,162	59,902
3.788% 6/1/34 (b)	277,784	270,436
3.796% 12/1/34 (b)	12,989	12,777
3.81% 6/1/33 (b)	51,268	50,429
3.834% 1/1/35 (b)	175,008	172,010
3.846% 1/1/35 (b)	61,906	60,894
3.851% 10/1/33 (b)	1,126,756	1,106,891
3.866% 1/1/35 (b)	108,868	107,363
3.88% 6/1/33 (b)	260,161	256,027
3.898% 10/1/34 (b)	70,806	70,160
3.905% 12/1/34 (b)	52,260	51,616
3.938% 11/1/34 (b)	122,250	121,119
3.941% 5/1/34 (b)	15,159	15,244
3.952% 1/1/35 (b)	77,096	76,363
3.954% 12/1/34 (b)	62,947	62,446
3.955% 12/1/34 (b)	403,535	399,334
3.957% 5/1/33 (b)	25,461	25,085
3.992% 1/1/35 (b)	47,860	47,372
3.996% 12/1/34 (b)	32,529	32,221
3.996% 12/1/34 (b)	79,070	78,223
3.998% 2/1/35 (b)	53,921	53,253
4% 8/1/18	981,001	925,917
4.022% 1/1/35 (b)	113,942	112,756
4.029% 1/1/35 (b)	37,691	37,223
4.034% 10/1/18 (b)	49,899	49,110
4.037% 1/1/35 (b)	42,531	41,990
4.041% 2/1/35 (b)	48,923	48,324
4.052% 12/1/34 (b)	101,306	100,710
4.058% 1/1/35 (b)	103,269	101,999
4.079% 2/1/35 (b)	98,687	97,543
4.082% 4/1/33 (b)	21,579	21,348
4.083% 2/1/35 (b)	30,068	29,736
4.086% 2/1/35 (b)	33,613	33,221
4.094% 11/1/34 (b)	79,460	78,642
4.102% 2/1/35 (b)	193,376	191,716
4.108% 1/1/35 (b)	113,246	111,948
4.114% 1/1/35 (b)	108,192	107,246
4.116% 2/1/35 (b)	133,537	132,022
4.126% 1/1/35 (b)	188,975	186,954
4.143% 2/1/35 (b)	94,835	93,796
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.144% 1/1/35 (b)	$ 162,074	$ 160,898
4.156% 1/1/35 (b)	197,333	196,375
4.171% 1/1/35 (b)	135,035	131,780
4.181% 10/1/34 (b)	162,817	162,075
4.181% 11/1/34 (b)	21,776	21,700
4.187% 1/1/35 (b)	99,130	98,342
4.202% 1/1/35 (b)	49,314	48,946
4.249% 1/1/34 (b)	142,397	140,311
4.25% 2/1/35 (b)	58,756	57,469
4.272% 3/1/35 (b)	53,604	53,048
4.274% 2/1/35 (b)	29,339	29,140
4.275% 8/1/33 (b)	122,668	121,425
4.282% 7/1/34 (b)	48,050	48,063
4.287% 12/1/34 (b)	31,517	31,150
4.29% 6/1/33 (b)	26,149	25,898
4.296% 10/1/33 (b)	23,941	23,642
4.306% 5/1/35 (b)	83,108	82,332
4.31% 3/1/33 (b)	66,283	65,665
4.313% 3/1/33 (b)	39,521	38,633
4.337% 9/1/34 (b)	170,030	168,568
4.349% 9/1/34 (b)	449,079	447,605
4.35% 1/1/35 (b)	60,573	59,314
4.351% 9/1/34 (b)	74,201	74,117
4.356% 4/1/35 (b)	32,878	32,568
4.362% 2/1/34 (b)	145,905	143,971
4.39% 11/1/34 (b)	854,879	855,187
4.393% 10/1/34 (b)	263,904	259,678
4.394% 5/1/35 (b)	179,596	178,258
4.396% 2/1/35 (b)	93,856	91,985
4.423% 10/1/34 (b)	296,265	295,663
4.426% 1/1/35 (b)	68,712	68,173
4.438% 3/1/35 (b)	99,736	97,787
4.456% 8/1/34 (b)	189,199	186,900
4.464% 5/1/35 (b)	70,492	69,877
4.494% 1/1/35 (b)	77,868	77,153
4.497% 8/1/34 (b)	118,658	119,627
4.527% 2/1/35 (b)	699,117	691,805
4.532% 2/1/35 (b)	392,172	389,501
4.537% 7/1/34 (b)	62,504	62,239
4.539% 7/1/35 (b)	211,883	210,098
4.54% 2/1/35 (b)	56,481	56,072
4.554% 1/1/35 (b)	117,247	116,509
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.554% 2/1/35 (b)	$ 40,410	$ 40,154
4.56% 9/1/34 (b)	201,341	202,194
4.571% 9/1/34 (b)	1,348,190	1,331,496
4.576% 4/1/33 (b)	605,482	601,435
4.577% 7/1/35 (b)	155,422	154,157
4.584% 2/1/35 (b)	211,252	207,795
4.601% 8/1/34 (b)	65,451	64,979
4.606% 7/1/34 (b)	1,618,879	1,611,949
4.643% 1/1/33 (b)	36,995	36,883
4.645% 3/1/35 (b)	24,986	24,846
4.661% 3/1/35 (b)	474,815	472,172
4.673% 7/1/36 (b)	387,259	384,291
4.704% 9/1/34 (b)	14,344	14,307
4.708% 10/1/32 (b)	9,917	9,874
4.713% 2/1/33 (b)	9,749	9,817
4.727% 7/1/34 (b)	187,773	186,129
4.729% 10/1/34 (b)	167,711	166,101
4.732% 10/1/32 (b)	15,933	16,150
4.736% 1/1/35 (b)	12,187	12,124
4.778% 12/1/34 (b)	62,880	62,288
4.803% 12/1/32 (b)	78,463	78,497
4.808% 8/1/34 (b)	56,995	56,962
4.809% 6/1/35 (b)	203,868	202,851
4.817% 2/1/33 (b)	82,823	82,510
4.818% 11/1/34 (b)	140,475	139,249
4.855% 10/1/35 (b)	147,501	146,087
4.875% 10/1/34 (b)	514,618	511,016
4.96% 8/1/34 (a)(b)	427,982	426,069
4.989% 12/1/32 (b)	5,599	5,615
4.99% 11/1/32 (b)	42,223	42,395
4.995% 2/1/35 (b)	20,580	20,530
5.01% 7/1/34 (b)	29,132	29,039
5.037% 11/1/34 (b)	12,726	12,759
5.083% 9/1/34 (b)	410,805	409,671
5.091% 5/1/35 (b)	395,632	395,261
5.1% 9/1/34 (b)	45,628	45,526
5.108% 5/1/35 (a)(b)	129,834	129,764
5.185% 8/1/33 (b)	80,184	80,287
5.196% 6/1/35 (b)	271,065	271,219
5.205% 3/1/35 (b)	33,602	33,502
5.269% 7/1/35 (b)	31,566	31,590
5.359% 12/1/34 (b)	91,953	92,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 1/1/09 to 6/1/20	$ 5,902,932	$ 5,890,619
5.502% 2/1/36 (b)	773,021	775,245
5.631% 1/1/36 (b)	218,396	219,575
5.916% 1/1/36 (b)	174,231	175,833
6% 5/1/16 to 8/1/16	762,661	773,082
6% 9/1/21 (a)	54,064	54,690
6.5% 6/1/15 to 3/1/35	2,143,752	2,184,801
7% 6/1/12 to 6/1/31	506,259	519,034
8% 8/1/09	8,420	8,467
9% 2/1/13 to 8/1/21	193,963	207,057
9.5% 5/1/09 to 11/1/21	12,125	12,595
10.5% 5/1/10 to 8/1/20	38,443	42,059
11% 11/1/10 to 9/1/14	187,638	201,374
11.5% 11/1/15 to 7/15/19	168,551	189,206
12% 4/1/15	14,196	16,454
12.5% 3/1/16	7,711	8,661
		32,209,941
Freddie Mac - 1.2%
4.043% 12/1/34 (b)	62,811	61,861
4.097% 12/1/34 (b)	94,694	93,380
4.124% 1/1/35 (b)	280,623	276,703
4.256% 3/1/35 (b)	81,625	80,549
4.298% 5/1/35 (b)	140,226	138,587
4.301% 12/1/34 (b)	76,178	74,315
4.326% 2/1/35 (b)	177,459	175,318
4.438% 2/1/34 (b)	89,165	87,826
4.443% 3/1/35 (b)	85,310	83,414
4.454% 6/1/35 (b)	148,198	146,405
4.458% 3/1/35 (b)	100,327	98,126
4.546% 2/1/35 (b)	157,974	154,739
4.742% 3/1/33 (b)	27,281	27,105
4.773% 10/1/32 (b)	11,633	11,754
5% 9/1/35	14,397	13,809
5.003% 4/1/35 (b)	445,335	443,386
5.065% 9/1/32 (b)	199,215	198,603
5.127% 4/1/35 (b)	296,277	294,006
5.305% 6/1/35 (b)	206,843	206,022
5.5% 11/1/20	27,370	27,274
5.504% 8/1/33 (b)	43,439	43,705
5.568% 1/1/36 (b)	376,483	376,607
5.652% 4/1/32 (b)	14,360	14,518
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.5% 5/1/08	$ 20,525	$ 20,900
7.5% 11/1/12	141,285	145,357
8% 9/1/07 to 12/1/09	31,874	32,021
8.5% 1/1/07 to 6/1/14	53,761	54,204
9% 12/1/07 to 12/1/18	64,569	69,156
9.5% 2/1/17 to 12/1/22	237,511	257,436
10% 1/1/09 to 6/1/20	43,912	46,355
10.5% 9/1/20 to 5/1/21	19,610	20,556
11% 12/1/11	1,641	1,751
11.5% 10/1/15	4,809	5,454
12% 9/1/11 to 11/1/19	20,386	23,029
12.25% 11/1/14	23,389	26,699
12.5% 8/1/10 to 6/1/19	177,729	198,759
		4,029,689
Government National Mortgage Association - 0.3%
8% 11/15/09 to 12/15/23	695,500	719,891
8.5% 5/15/16 to 3/15/17	48,175	51,617
10.5% 1/15/16 to 1/15/18	135,609	153,509
11% 10/20/13	1,850	2,066
12.5% 11/15/14	58,133	68,226
13.5% 7/15/11	4,854	5,445
		1,000,754
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,499,374)		37,240,384
Asset-Backed Securities - 1.0%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.4744% 9/25/35 (b) (Cost $3,350,000)	3,350,000	3,357,112
Collateralized Mortgage Obligations - 11.7%

U.S. Government Agency - 11.7%
Fannie Mae:
floater Series 1994-42 Class FK, 4.57% 4/25/24 (b)	1,834,135	1,781,868
planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12	669,934	664,037
Series 2003-39 Class PV, 5.5% 9/25/22	1,010,000	1,010,357
sequential pay:
Series 1993-238 Class C, 6.5% 12/25/08	1,932,912	1,936,593
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae:
sequential pay:
Series 1999-25 Class Z, 6% 6/25/29	$ 3,460,538	$ 3,508,590
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3044% 8/25/31 (b)	473,239	485,608
Series 2002-49 Class FB, 5.93% 11/18/31 (b)	726,248	728,646
Series 2002-60 Class FV, 6.3244% 4/25/32 (b)	154,803	159,857
Series 2002-68 Class FH, 5.83% 10/18/32 (b)	607,786	616,335
Series 2002-74 Class FV, 5.7744% 11/25/32 (b)	1,715,630	1,727,568
Series 2002-75 Class FA, 6.3244% 11/25/32 (b)	317,112	327,482
Series 2003-122 Class FL, 5.6744% 7/25/29 (b)	259,188	259,552
Series 2003-131 Class FM, 5.7244% 12/25/29 (b)	174,932	175,507
Series 2003-15 Class WF, 5.6744% 8/25/17 (b)	315,984	317,293
Series 2004-33 Class FW, 5.7244% 8/25/25 (b)	446,077	447,631
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	149,617	149,119
Series 2002-16 Class PG, 6% 4/25/17	670,000	682,486
Series 2003-91 Class HA, 4.5% 11/25/16	1,000,000	981,518
sequential pay:
Series 2002-56 Class MC, 5.5% 9/25/17	226,094	225,981
Series 2005-4 Class ED, 5% 6/25/27	3,433,333	3,401,733
Series 2002-50 Class LE, 7% 12/25/29	38,416	38,490
Freddie Mac:
floater:
Series 2344 Class FP, 6.28% 8/15/31 (b)	286,786	292,685
Series 3028 Class FM, 5.58% 9/15/35 (b)	1,452,119	1,449,851
planned amortization class Series 2356 Class GD, 6% 9/15/16	256,490	259,768
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.31% 1/15/32 (b)	585,358	597,710
Class PF, 6.31% 12/15/31 (b)	576,826	592,732
Series 2410 Class PF, 6.31% 2/15/32 (b)	1,188,676	1,222,991
Series 2412 Class GF, 6.28% 2/15/32 (b)	235,563	242,145
Series 2448 Class FT, 6.33% 3/15/32 (b)	734,070	755,496
Series 2526 Class FC, 5.73% 11/15/32 (b)	454,879	457,569
Series 2530 Class FE, 5.93% 2/15/32 (b)	406,202	411,362
Series 2861:
Class GF, 5.63% 1/15/21 (b)	237,787	237,950
Class JF, 5.63% 4/15/17 (b)	410,259	411,006
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2994 Class FB, 5.48% 6/15/20 (b)	$ 362,157	$ 361,223
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	240,825	240,925
Series 2363 Class PF, 6% 9/15/16	346,937	351,207
Series 2640 Class GR, 3% 3/15/10	7,901	7,884
Series 2752 Class PW, 4% 4/15/22	1,130,000	1,108,668
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	1,383,109	1,446,349
Series 2608 Class FJ, 5.73% 3/15/17 (b)	752,235	756,379
Series 2617 Class GW, 3.5% 6/15/16	1,054,288	1,026,725
Series 2638 Class FA, 5.73% 11/15/16 (b)	699,724	702,547
Series 2644 Class EF, 5.68% 2/15/18 (b)	797,618	802,313
Series 2672 Class HA, 4% 9/15/16	1,309,373	1,262,846
Series 2675 Class CB, 4% 5/15/16	1,052,677	1,016,756
Series 2683 Class JA, 4% 10/15/16	1,075,525	1,036,983
Series 2866 Class N, 4.5% 12/15/18	680,000	665,316
Series 3013 Class VJ, 5% 1/15/14	1,181,514	1,167,903
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,465,000	1,427,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,313,831)		39,939,467
Cash Equivalents - 3.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06 (Cost $12,237,000)	$ 12,238,797	12,237,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $354,663,764)		351,185,868
NET OTHER ASSETS - (2.8)%		(9,694,980)
NET ASSETS - 100%		$ 341,490,888
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $354,208,309. Net unrealized depreciation aggregated $3,022,441, of which $754,909 related to appreciated investment securities and $3,777,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2006

1.805767.102

REHI-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.0%
		Principal Amount (b)	Value
Diversified Financial Services - 0.7%
Thornburg Mortgage, Inc. 8% 5/15/13		$ 3,000,000	$ 2,932,500
Wrightwood Capital LLC 9% 6/1/14 (g)		1,000,000	985,000
			3,917,500
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	1,000,000
Healthcare - 1.7%
Omega Healthcare Investors, Inc.:
7% 4/1/14		2,290,000	2,244,200
7% 1/15/16		1,000,000	970,000
Senior Housing Properties Trust 7.875% 4/15/15		1,395,000	1,422,900
Skilled Healthcare Group, Inc. 11% 1/15/14 (c)		2,310,000	2,437,050
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16		750,000	736,875
6.625% 10/15/14		500,000	500,000
6.75% 6/1/10		780,000	797,550
			9,108,575
Homebuilding/Real Estate - 2.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	751,875
8.125% 6/1/12		1,475,000	1,511,875
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,375,000	1,409,375
Forest City Enterprises, Inc. 6.5% 2/1/17		2,000,000	1,890,000
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	983,954
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)		2,850,000	2,822,925
Saxon Capital, Inc. 12% 5/1/14 (c)		1,660,000	2,191,200
The Rouse Co. 5.375% 11/26/13		2,100,000	1,922,115
			13,483,319
Hotels - 0.6%
Times Square Hotel Trust 8.528% 8/1/26 (c)		2,595,423	2,984,737
Restaurants - 0.3%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,850,000	1,743,625
TOTAL NONCONVERTIBLE BONDS (Cost $31,833,232)			32,237,756
Asset-Backed Securities - 9.8%
		Principal Amount (b)	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.8244% 10/25/34 (c)(e)		$ 2,014,000	$ 1,922,154
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)		1,500,000	1,659,492
Argent Securities, Inc. Series 2004-W9 Class M7, 8.1244% 6/26/34 (c)(e)		1,035,000	987,618
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(c)		1,500,000	330,000
Series 1998-A Class F, 7.44% 11/15/14 (a)(c)		1,055,945	0
Cairn High Grade ABS CDO II 0% 1/13/47 (c)(d)(e)		1,100,000	990,000
Cayman ABSC NIMS Trust:
Series 2004-HE2 Class A1, 6.75% 4/25/34 (c)		5,341	5,328
Series 2005-HE2 Class A1, 4.5% 2/25/35 (c)		139,334	136,589
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (c)		816,691	813,343
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)		5,170,000	5,571,761
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		4,100,000	4,473,879
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		1,330,000	1,337,049
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		2,200,000	1,630,398
Series 2004-1A Class H1, 8.8156% 1/28/40 (c)(e)		2,150,000	2,160,901
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (c)(e)		1,390,000	1,323,149
Series 2000-1A Class G, 6.971% 3/8/10 (c)		1,335,000	1,317,218
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.765% 11/28/39 (c)(e)		1,000,000	1,010,830
Class F, 10.265% 11/28/39 (c)(e)		1,050,000	1,053,773
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		4,500,000	4,367,151
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.485% 7/25/35 (c)(e)		1,700,000	1,713,328
Asset-Backed Securities - continued
		Principal Amount (b)	Value
GSAMP Trust:
Series 2004-HE1 Class B3, 9.3244% 5/25/34 (e)		$ 1,305,000	$ 1,240,642
Series 2005-HE3 Class B3, 7.8244% 6/25/35 (e)		1,070,000	951,827
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.8744% 8/26/30 (c)(e)		550,000	551,705
Class E, 7.3244% 8/26/30 (c)(e)		1,055,000	1,062,174
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	975,631
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		2,445,611	2,440,261
Long Beach Mortgage Loan Trust Series 2005-2 Class B1, 8.0744% 4/25/35 (c)(e)		2,273,000	2,045,476
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,515,150
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (c)		67,907	67,567
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 7.8244% 2/25/35 (c)(e)		1,943,000	1,809,030
Series 2005-WHQ1 Class M10, 7.8244% 3/25/35 (c)(e)		1,665,000	1,521,394
Resi Finance LP Series 2006-B Class B6, 7.03% 6/15/38 (e)		1,178,466	1,178,459
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		1,000,000	979,492
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (c)(e)		300,000	261,152
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 8.13% 2/5/36 (c)(e)		1,960,000	1,955,100
Class E, 9.98% 2/5/36 (c)(e)		500,000	498,750
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)		1,460,000	1,463,051
TOTAL ASSET-BACKED SECURITIES (Cost $52,078,049)			53,320,822
Collateralized Mortgage Obligations - 10.7%
		Principal Amount (b)	Value
Private Sponsor - 9.7%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.28% 11/15/15 (c)(e)		$ 2,905,000	$ 2,882,385
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (c)(e)		666,216	513,559
Class B4, 5.5% 9/25/35 (c)(e)		566,825	324,874
Class B5, 5.5% 9/25/35 (c)(e)		991,590	152,203
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(e)		854,374	748,915
Class B4, 6.61% 7/25/32 (c)(e)		1,711,384	1,180,671
Class B5, 6.61% 7/25/32 (c)(e)		490,405	92,488
Series 2002-R2 Class 2B4, 5.5026% 7/25/33 (c)(e)		134,540	62,011
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		783,244	643,170
Class B4, 5.75% 8/25/43 (c)		444,770	310,930
Class B5, 5.75% 8/25/43 (c)		620,813	101,528
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		213,586	186,425
Class B4, 4.5% 10/25/18 (c)		85,434	65,860
Class B5, 4.5% 10/25/18 (c)		290,517	94,773
Series 2003-50:
Class B4, 5% 11/25/18 (c)		257,746	208,615
Class B5, 5% 11/25/18 (c)		257,746	123,626
Series 2003-R1:
Class 2B4, 5.4342% 2/25/43 (c)(e)		105,704	47,440
Class 2B5, 5.4342% 2/25/43 (c)(e)		499,974	77,856
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		745,430	606,236
Series 2003-R3 Class B3, 5.5% 11/25/33 (c)		706,593	569,807
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (c)(e)		1,056,212	831,476
Class 1B4, 5.5% 11/25/34 (c)(e)		441,319	264,053
Class 1B5, 5.5% 11/25/34 (c)(e)		365,667	56,380
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7563% 9/25/19 (c)(e)		180,601	154,771
CS First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		309,103	311,427
Class 4B4, 7% 10/25/17 (c)		92,934	92,117
Class 4B5, 7% 10/25/17 (c)		161,879	124,317
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp.: - continued
Series 2002-26:
Class 4B6, 7% 10/25/17 (c)		$ 71,086	$ 17,771
Series 2004-5:
Class CB5, 5.0641% 8/25/19 (c)(e)		175,349	127,388
Class CB6, 5.0641% 8/25/19 (c)(e)		116,903	37,409
Series 2005-10 Class CB5, 5.1926% 11/25/20 (c)(e)		304,359	218,467
Series 2005-2 Class CB4, 5.2166% 3/25/35 (c)(e)(f)		720,825	590,930
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (c)		1,170,000	1,181,244
Class H, 6.971% 3/8/10 (c)		1,835,000	1,720,958
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)		256,300	224,423
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		586,431	592,070
Class B2, 7% 2/19/30 (c)		502,656	504,973
Class B4, 7% 2/19/30 (c)		52,721	31,351
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B10, 21.57% 10/10/34 (e)		1,451,259	1,500,418
Class B7, 11.07% 10/10/34 (e)		1,407,168	1,422,411
Class B9, 17.57% 10/10/34 (e)		2,322,296	2,385,990
Series 2003-B Class B9, 17.32% 7/10/35 (c)(e)		1,652,354	1,718,515
Series 2005-A Class B6, 7.37% 3/10/37 (c)(e)		783,675	787,304
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)		171,692	146,981
Resix Finance Ltd. floater:
Series 2003-D Class B9, 16.87% 12/10/35 (c)(e)		475,330	489,074
Series 2004-A:
Class B7, 9.62% 2/10/36 (c)(e)		482,052	486,758
Class B9, 14.37% 2/10/36 (c)(e)		784,781	807,447
Series 2004-B:
Class B8, 10.12% 2/10/36 (c)(e)		401,673	406,978
Class B9, 13.62% 2/10/36 (c)(e)		681,685	700,741

		Principal Amount (b)	Value
Series 2004-C:
Class B7, 8.87% 9/10/36 (c)(e)		$ 2,043,302	$ 2,060,492
Class B8, 9.62% 9/10/36 (c)(e)		1,819,512	1,834,625
Class B9, 12.37% 9/10/36 (c)(e)		681,101	687,861
Series 2005-A:
Class B10, 13.87% 3/10/37 (c)(e)		489,797	494,914
Class B7, 8.37% 3/10/37 (c)(e)		1,469,390	1,463,595
Class B9, 11.12% 3/10/37 (c)(e)		1,706,452	1,700,918
Series 2005-B:
Class B7, 8.47% 6/10/37 (c)(e)		1,758,706	1,749,029
Class B8, 9.27% 6/10/37 (c)(e)		605,776	603,160
Class B9, 11.12% 6/10/37 (c)(e)		586,235	585,201
Series 2005-C:
Class B7, 8.47% 9/10/37 (c)(e)		1,816,866	1,810,475
Class B8, 9.12% 9/10/37 (c)(e)		1,049,635	1,046,988
Class B9, 11.07% 9/10/37 (c)(e)		1,718,124	1,718,605
Series 2005-D Class B7, 9.58% 12/15/37 (c)(e)		1,678,249	1,695,880
Series 2005-Series 2005-D Class B8, 11.08% 12/15/37 (c)(e)		1,382,087	1,400,079
Series 2006-A:
Class B7, 8.83% 3/15/38 (c)(e)		1,069,161	1,069,155
Class B8, 9.18% 3/15/38 (c)(e)		686,252	686,248
Class B9, 10.83% 3/15/38 (c)(e)		427,664	427,660
Series 2006-B Class B7, 9.18% 7/15/38 (c)(e)		1,218,414	1,218,407
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 9.98% 12/5/36 (c)(e)		2,978,395	2,889,043
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)		416,406	386,682
TOTAL PRIVATE SPONSOR			52,456,531
U.S. Government Agency - 1.0%
Fannie Mae REMIC Trust:
Series 2003-W1 Subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42		2,375,881	1,975,067
Class B4, 5.75% 12/25/42		1,453,757	928,728
Class B5, 5.75% 12/25/42		1,498,676	244,224
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2001-W3 Subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41		$ 816,095	$ 736,919
Class B4, 7% 9/25/41		446,931	337,628
Class B5, 7% 9/25/41		903,576	181,949
Series 2002-W1 Subordinate REMIC pass thru certificates:
Class 3B3, 5.2966% 2/25/42 (c)(e)		166,845	112,433
Class 3B5, 5.2966% 2/25/42 (c)(e)		161,707	24,278
Class B4, 6% 2/25/42 (c)		1,174,162	828,320
Class B5, 6% 2/25/42 (c)		437,728	75,285
Series 2002-W6 Subordinate REMIC pass thru certificate Class 3B4, 5.3893% 1/25/42 (c)(e)		132,867	68,558
Series 2003-W10 Subordinate REMIC pass thru certificates:
Class 2B4, 5.3192% 6/25/43 (e)		384,899	169,168
Class 2B5, 5.3192% 6/25/43 (e)		407,067	62,516
TOTAL U.S. GOVERNMENT AGENCY			5,745,073
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,178,498)			58,201,604
Commercial Mortgage Securities - 59.9%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.8455% 6/25/30 (c)(e)		4,513,000	4,628,512
Asset Securitization Corp.:
Series 1997-D4:
Class B2, 7.525% 4/14/29		675,000	738,683
Class B5, 7.525% 4/14/29		2,930,925	1,714,591
Series 1997-MD7:
Class A3, 7.3882% 1/13/30 (e)		2,135,000	2,163,356
Class A4, 7.5882% 1/13/30 (e)		1,018,285	1,015,421
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)		515,128	525,646
Class BWE, 7.226% 10/11/37 (c)		694,943	717,823
Class BWF, 7.55% 10/11/37 (c)		614,028	640,103
Class BWG, 8.155% 10/11/37 (c)		594,442	635,902
Class BWH, 9.073% 10/11/37 (c)		309,805	343,313

		Principal Amount (b)	Value
Class BWJ, 9.99% 10/11/37 (c)		$ 513,992	$ 589,345
Class BWK, 10.676% 10/11/37 (c)		402,497	470,295
Class BWL, 10.1596% 10/11/37 (c)		678,173	766,842
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(e)		1,650,000	1,333,664
Class L, 4.637% 7/10/42 (c)(e)		1,690,000	1,181,416
Series 2005-4 Class H, 5.1543% 7/10/45 (c)(e)		525,000	486,656
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.93% 11/15/15 (c)(e)		1,530,000	1,522,667
Series 2005-ESHA Class K, 7.13% 7/14/08 (c)(e)		3,950,000	3,956,911
Series 2005-MIB1 Class K, 7.33% 3/15/22 (c)(e)		2,310,000	2,279,399
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (c)		600,000	609,972
Series 1999-C1 Class H, 5.64% 2/14/31 (c)		1,475,030	1,292,233
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,696,000	5,021,438
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9967% 8/1/24 (c)(e)		195,785	179,789
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.6735% 10/25/22 (c)(e)		121,816	61,005
Capital Trust RE CDO Ltd. floater Series 2005-1A:
Class D, 6.825% 3/20/50 (c)(e)		750,000	750,675
Class E, 7.425% 3/20/50 (c)(e)		3,000,000	2,999,887
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 12.92% 12/12/13 (c)(e)		275,806	256,499
Series 1998-1:
Class F, 6.56% 5/18/30 (c)		2,500,000	2,591,282
Class H, 6.34% 5/18/30 (c)		2,000,000	1,808,568
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		4,000,000	4,127,331
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		4,175,000	4,343,078
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,644,847
Class H, 6% 11/17/32		4,372,000	4,411,093
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Commercial Mortgage pass thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (c)		$ 1,480,000	$ 1,565,757
Commercial Mortgage Pass-Through Certificates Series 2001-J2A Class F, 7.0315% 7/16/34 (c)(e)		1,520,000	1,656,947
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.807% 5/15/23 (c)(e)		2,824,000	2,824,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		2,615,000	2,736,676
CS First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(e)		3,190,000	1,722,648
Series 1998-C1 Class F, 6% 5/17/40 (c)		12,000,000	11,958,420
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)		4,000,000	4,257,119
Class G, 6.75% 11/11/30 (c)		1,065,000	1,102,864
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		2,011,892	1,084,855
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(e)		6,026,000	5,445,762
Series 2004-CBN1 Class A, 10.633% 8/15/08 (c)		2,157,798	2,108,991
Series 2004-FL1A Class G, 8.2286% 5/15/14 (c)(e)		1,739,397	1,741,571
Series 2004-TF2A Class AX, 1.1447% 11/15/19 (c)(e)(f)		14,567,880	59,189
Series 2004-TFLA Class AX, 0.8858% 2/15/14 (c)(e)(f)		4,112,666	3,212
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	3,961,485
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31		5,785,000	5,879,332
Series 1998-CG1 Class B4, 7.1666% 6/10/31 (c)(e)		3,690,000	3,966,794
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3499% 3/13/28 (e)		2,105,000	2,253,865
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (c)		2,500,000	2,499,433
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.5948% 4/29/39 (c)(e)		6,623,629	6,731,263
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		3,700,000	3,806,878
GE Commercial Mortgage Corp. Series 2005-C3 Class J, 5.275% 7/10/45 (c)(e)		2,277,000	2,073,671

		Principal Amount (b)	Value
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (c)		$ 5,000,000	$ 4,853,849
Class F, 6.376% 12/15/14 (c)		2,220,000	2,180,048
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (c)		1,476,000	1,486,569
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class G, 5.7% 7/15/10		4,400,000	4,252,875
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		1,745,000	1,877,238
Class F, 6.75% 4/15/29 (e)		7,131,000	7,418,468
Class H, 5.8338% 4/15/29 (e)		7,001,231	2,100,369
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		7,100,000	7,244,657
Series 2003-J10 Class B2, 6.75% 4/15/29 (e)		4,000,000	3,972,500
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (c)(e)		1,000,000	919,250
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(e)		900,000	760,013
Class K, 4.685% 8/10/42 (c)(e)		1,700,000	1,396,125
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.8432% 7/13/30 (c)(e)		3,736,000	4,178,570
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(e)		420,000	371,895
Class K, 5.067% 8/1/38 (c)(e)		720,000	617,887
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (e)		727,000	561,994
Class N, 5.8158% 6/1/46 (e)		160,000	112,994
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.98% 9/25/46 (c)(e)		1,580,000	1,580,000
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,477,434
Series 1999-C7:
Class G, 6% 10/15/35 (c)		13,273,000	13,171,616
Class H, 6% 10/15/35 (c)		1,991,000	1,871,908
Class NR, 6% 10/15/35 (c)		6,250,000	1,704,313
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,075,000	1,060,896
Class H, 6% 7/15/31 (c)		2,045,000	1,874,058
Series 2000-C9 Class G, 6.25% 10/15/32 (c)		1,880,000	1,860,316
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (c)(e)		$ 2,003,000	$ 1,905,354
Class NR, 6% 10/15/32 (c)(e)		2,060,795	1,277,693
Class X, 1.7014% 10/15/32 (c)(e)(f)		26,310,839	706,130
Series 2003-CB7 Class L, 5.173% 1/12/38 (c)(e)		4,096,000	3,384,320
Series 2005-PRKS Class A, 9.75% 1/15/15 (c)(e)		2,290,000	2,319,999
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (c)		2,483,000	670,410
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0791% 4/25/21 (c)(e)		464,364	417,927
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,558,117
Class P, 5.868% 11/15/33		1,320,000	1,040,820
Series 2002-C1 Class K, 6.428% 3/15/34 (c)		3,751,000	3,845,467
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		950,000	926,695
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (c)(e)(f)		27,854,114	683,016
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(e)		1,393,000	1,019,314
Class M, 5.45% 5/28/40 (c)(e)		1,533,000	943,547
Merrill Lynch Financial Asset, Inc.:
sequential pay Series 2002-CAN8 Class A1, 4.83% 11/12/34	CAD	85,945	77,998
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	433,212
Class G, 4.384% 7/12/15	CAD	275,000	208,801
Class H, 4.384% 7/12/15	CAD	184,000	122,230
Class J, 4.384% 7/12/15	CAD	275,000	168,047
Class K, 4.384% 7/12/15	CAD	275,000	157,371
Class L, 4.384% 7/12/15	CAD	184,000	98,706
Class M, 4.384% 7/12/15	CAD	772,000	273,028
Series 2005-CA17:
Class E, 4.9733% 11/12/37 (e)	CAD	474,000	396,690
Class F, 4.525% 11/12/37 (e)	CAD	812,000	625,205
Class G, 4.525% 11/12/37 (e)	CAD	846,000	632,373
Class H, 4.525% 11/12/37 (e)	CAD	235,000	156,899
Class J, 4.525% 11/12/37 (e)	CAD	248,000	149,469
Class K, 4.525% 11/12/37 (e)	CAD	261,000	143,735
Class L, 4.525% 11/12/37 (e)	CAD	248,000	127,277

		Principal Amount (b)	Value
Class M, 4.525% 11/12/37 (e)	CAD	$ 2,057,000	$ 695,660
Merrill Lynch Mortgage Investors, Inc.:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		2,350,000	2,320,456
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		2,604,000	2,157,648
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	1,914,480
Class J, 5.695% 7/12/34 (c)		700,000	672,385
Series 2004-KEY2 Class J, 5.091% 8/12/39 (c)(e)		1,869,000	1,630,265
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13		645,000	679,532
Class G, 12.349% 10/15/13		465,000	488,958
Class X, 7.8474% 1/15/18 (e)(f)		993,584	356,215
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	1,036,170
Class E, 8.309% 10/15/40 (c)		441,000	425,707
Class F, 10.223% 10/15/40 (c)		772,000	755,815
Class G, 12.933% 10/15/40 (c)		497,000	478,712
Series 2005-C3:
Class D, 7.7% 5/20/44 (c)		1,039,000	1,005,944
Class E, 8.757% 5/20/44 (c)		738,000	719,226
Class F, 10.813% 5/20/44 (c)		479,000	470,892
Class G, 10% 5/20/44 (c)		673,000	551,371
Morgan Stanley Capital I, Inc.:
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)		2,010,000	2,017,396
Series 1997-RR Class G1, 7.5929% 4/30/39 (c)(e)		5,060,777	759,117
Series 1998-CF1 Class F, 7.35% 7/15/32 (c)		2,020,000	1,985,416
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)		5,935,000	6,016,733
Class G, 6.01% 11/15/30 (c)		8,985,745	9,115,276
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		2,106,170	1,226,186
Class N, 6.54% 3/15/32 (c)		1,196,930	191,883
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		773,000	777,711
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (c)		9,381,364	9,528,201
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (c)		6,500,000	6,799,975
Class G, 5% 8/20/30 (c)		1,315,000	1,212,907
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
NationsLink Funding Corp.: - continued
Series 1999-1 Class H, 6% 1/20/31 (c)		$ 1,340,000	$ 1,313,923
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		7,453,000	7,607,449
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (c)		5,862,000	6,361,512
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9774% 2/15/13 (c)(e)		3,765,000	4,043,337
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)		4,130,000	4,118,766
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.7681% 1/15/19 (a)(c)(e)		460,203	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(e)		2,500,000	2,690,028
Series 2000-NL1 Class H, 6.787% 10/15/30 (c)(e)		2,900,000	2,909,855
Series 2000-C3 Class X, 1.3859% 12/18/33 (c)(e)(f)		30,053,694	1,289,358
TERRA LNR I Series 2006-G, 7.3% 6/15/17 (c)(e)		475,743	454,977
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 5.8479% 10/15/41 (c)(e)		1,250,000	1,104,113
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, LIBOR + 5.5% (c)(e)		2,745,000	2,745,000
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2004% 10/18/31 (c)(e)		5,163,000	5,467,311
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $292,179,932)			324,720,532
Common Stocks - 0.1%
		Shares
Homebuilding/Real Estate - 0.1%
New Century Financial Corp. (Cost $945,400)		16,300	630,973
Preferred Stocks - 7.4%
		Shares	Value
Convertible Preferred Stocks - 0.9%
Homebuilding/Real Estate - 0.9%
Equity Office Properties Trust Series B, 5.25%		44,300	$ 2,420,995
Glenborough Realty Trust, Inc. Series A, 7.75%		44,029	1,124,941
Windrose Medical Properties Trust 7.50%		40,000	1,050,000
			4,595,936
Nonconvertible Preferred Stocks - 6.5%
Banks and Thrifts - 0.3%
MFH Financial Trust I 9.50% (c)		16,845	1,735,035
Homebuilding/Real Estate - 5.7%
Accredited Mortgage Loan Trust Series A, 9.75%		17,600	448,976
American Home Mortgage Investment Corp.:
Series A, 9.375%		65,000	1,716,000
Series B, 9.25%		15,000	381,750
Annaly Capital Management, Inc. Series A, 7.875%		82,900	2,056,749
Anthracite Capital, Inc. Series C, 9.375%		300	7,890
Anworth Mortgage Asset Corp. Series A, 8.625%		49,000	1,210,300
Apartment Investment & Management Co.:
Series G, 9.375%		16,500	437,745
Series T, 8.00%		103,000	2,622,380
Series U, 7.75%		16,000	406,400
CBL & Associates Properties, Inc. Series B, 8.75%		5,500	283,800
Cedar Shopping Centers, Inc. 8.875%		46,400	1,209,648
CenterPoint Properties Trust Series D, 5.377%		2,775	2,220,000
Hersha Hospitality Trust Series A, 8.00%		38,676	970,768
HomeBanc Mortgage Corp., Georgia Series A, 10.00%		66,000	1,710,060
Impac Mortgage Holdings, Inc. Series C, 9.125%		50,000	1,177,500
iStar Financial, Inc. Series I, 7.50%		30,000	751,500
Mid-America Apartment Communities, Inc. Series H, 8.30%		103,000	2,670,790
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%		15,800	802,403
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%		42,200	1,081,586
(depositary shares) Series L, 7.60%		44,000	1,135,200
RAIT Investment Trust:
Series A, 7.75%		39,200	960,400
Series B, 8.375%		41,005	1,035,376
Strategic Hotel & Resorts, Inc.:
8.25%		88,000	2,278,320
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - continued
Strategic Hotel & Resorts, Inc.: - continued
Series C, 8.25%		22,820	$ 583,051
Taubman Centers, Inc. Series G, 8.00%		40,000	1,025,200
The Mills Corp.:
Series B, 9.00%		100	2,185
Series C, 9.00%		25,580	553,807
Series E, 8.75%		59,450	1,269,258
			31,009,042
Hotels - 0.5%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%		40,000	970,000
Innkeepers USA Trust Series C, 8.00%		35,000	884,450
Red Lion Hotels Capital Trust 9.50%		29,250	766,643
			2,621,093
TOTAL NONCONVERTIBLE PREFERRED STOCKS			35,365,170
TOTAL PREFERRED STOCKS (Cost $38,864,267)			39,961,106
Floating Rate Loans - 2.0%
		Principal Amount (b)
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B, term loan 7.1522% 8/11/08 (e)		$ 58,568	58,495
Homebuilding/Real Estate - 1.2%
Capital Automotive (REIT) Tranche B, term loan 7.16% 12/16/10 (e)		976,786	979,228
General Growth Properties, Inc. Tranche A1, term loan 6.58% 2/24/10 (e)		2,000,000	1,967,500
Lion Gables Realty LP term loan 7.12% 9/30/06 (e)		38,168	38,168
Maguire Properties, Inc. Tranche B, term loan 7.08% 3/15/10 (e)		185,556	185,324
MDS Realty Holdings LLC:
Tranche M1, term loan 7.6563% 1/8/08 (e)		1,430,027	1,430,027
Tranche M3, term loan 8.9063% 1/8/08 (e)		1,560,029	1,560,029
Trizec Properties, Inc. term loan 6.775% 5/2/07 (e)		450,000	449,438
			6,609,714
Super Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 8.33% 1/27/11 (e)		39,900	40,299
Toys 'R' US, Inc. term loan 8.4019% 12/9/08 (e)		3,000,000	2,992,500
			3,032,799

		Principal Amount (b)	Value
Telecommunications - 0.2%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (e)		$ 930,000	$ 934,650
TOTAL FLOATING RATE LOANS (Cost $10,665,826)			10,635,658
Preferred Securities - 2.2%

Diversified Financial Services - 0.8%
Harp High Grade CDO I Ltd. Series 2006-1, 4.702% 7/8/46 (c)(e)	2,140,000	2,075,800
Ipswich Street CDO Series 2006-1, 7.3% 6/27/46 (c)(e)	2,515,000	2,439,550
		4,515,350
Homebuilding/Real Estate - 1.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 11.6458% 12/28/35 (c)(e)	3,000,000	3,312,465
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 25.5535% 6/28/38 (c)(e)	2,730,000	3,236,860
Crest G-Star Ltd. Series 2001-2A Class PS, 8.1337% 2/25/32 (c)(e)	1,100,000	1,091,203
		7,640,528
TOTAL PREFERRED SECURITIES (Cost $11,510,716)		12,155,878
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 5.25%, dated 8/31/06 due 9/1/06 (Cost $11,056,000)	$ 11,057,613	11,056,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $506,311,920)	542,920,329
NET OTHER ASSETS - (0.1)%	(755,939)
NET ASSETS - 100%	$ 542,164,390
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,895,569 or 69.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,069,855 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,063
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 1,000,000
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $506,312,308. Net unrealized appreciation aggregated $36,608,021, of which $43,759,447 related to appreciated investment securities and $7,151,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 27, 2006